The Company You Keep®

New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

(212)576-7786 Fax: (212)576-7101

E-Mail: Jennifer_Newman@newyorklife.com

www.newyorklife.com

Jennifer M. Newman

Associate General Counsel

VIA EDGAR

February 17, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Universal Life Separate Account – I (“Registrant”)
Post-Effective Amendment No. 13 to Registration Statement on Form N-6
CorpExec Accumulator VUL Policy (the “Policy”)
File Nos. 811-07697/333-161336

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 13 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-161336) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 61 under the Investment Company Act of 1940 (the “1940 Act”).

For convenience, this letter uses the same defined terms used in the prospectus for the Policy contained in the Registration Statement (the “Prospectus”).

1. Purpose of Amendment

Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to make changes to the Supplementary Term Rider that is available to certain purchasers of the base policy, and provide related exhibits that are required by the Form N-6.

Registrant represents that the Amendment effects no other material changes to the Registration Statement. The only changes to the Registration Statement are those that are in the Supplement.

2. Timetable for Effectiveness

We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on April 18, 2017. Registrant will file a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material changes to the Registration Statement and the Prospectus and Statement of Additional Information contained therein.

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-7786 (or Jennifer_Newman@newyorklife.com).

Very truly yours,

/s/ Jennifer M. Newman
Jennifer M. Newman
Associate General Counsel

cc:	Charles A. Whites